Leases - Summary of lease payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Leases [Abstract]
Principal lease payments	$ 455	$ 426	$ 374
Interest payments on leases	67	50
Payments for short-term leases	217	269	465
Payments for variable lease components	46	40	$ 50
Payments for low value leases (>12 months in duration)	3	3
Total lease payments	$ 788	$ 788